Significant Loss from Disaster -Additional Inormation (Detail) - TWD ($) $ in Billions	1 Months Ended	3 Months Ended
	Jan. 31, 2025	Jun. 30, 2024
Earthquakes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loss due to unexpected event	$ 5.3	$ 3.0